INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INCOME TAX

Note 8.    Income Taxes

The Company’s loss before income taxes was entirely generated from its U.S. operations. As a result of its continuing losses, the Company had no provision for income taxes in the years ended December 31, 2022 and 2021, and the three and six months ended June 30, 2023 and 2022.

As of December 31, 2022 and 2021, the Company had federal net operating loss (“NOL”) carryforwards of $67.5 and $54.3 million, respectively, which will begin to expire in 2036. The Company had state NOLs of $67.4 and $24.0 million as of December 31, 2022 and 2021, respectively, which will begin to expire in 2036. As of December 31, 2022 and 2021, the Company has federal research and development (“R&D”) credit carryforwards of $3.9 million and $1.7 million, respectively, which will begin to expire in 2039. As of December 31, 2022 and 2021, the Company also has California R&D credit carryforwards of $3.0 million and $1.5 million, respectively, which have an indefinite carryforward period.

In general, if the Company experiences a greater than 50 percentage point aggregate change in ownership of certain significant stockholders over a three-year period (a “Section 382 ownership change”), utilization of its pre-change NOL carryforwards and the R&D credit carryforwards is subject to an annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, and similar state laws. The annual limitation generally is determined by multiplying the value of the Company’s stock at the time of such ownership change, subject to certain adjustments, by the applicable long-term tax-exempt rate. Such limitations may result in expiration of a portion of the NOL carryforwards and R&D credit carryforwards before utilization and may be material. As of December 31, 2022, the Company has not determined to what extent a potential ownership change will impact the annual limitation that may be placed on the Company’s utilization of its NOL carryovers and R&D credit carryforwards.

The components of deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Accrued compensation	$296	$289
Accrued other expense	123	114
Stock compensation	5,303	3,913
Start-up costs and other intangibles	13,727	14,104
Lease liability	157	219
Net operating losses	20,131	13,536
Capitalized Research and Development Expenses	6,387	—
Other	32	22
	46,156	32,197
Less: valuation allowance	(45,928)	(31,939)
Total deferred tax assets	228	258
Deferred tax liabilities:
Depreciation	(89)	(40)
ROU Asset	(139)	(218)
Total deferred tax liabilities	(228)	(258)
Net deferred income taxes	$—	$—

A reconciliation of the difference between the provision (benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	December 31,
	2022	2021
Income tax at statutory rate	21.0%	21.0%
Convertible notes	(1.8)%	0.3%
Stock compensation	(0.5)%	(0.4)%
Change in valuation allowance	(18.7)%	(20.9)%
Effective tax rate	0.0%	0.0%

A reconciliation of unrecognized tax benefits at the beginning and end of 2022 and 2021 is as follows (in thousands):

	December 31,
	2022	2021
Balance, beginning of year	$7,270	$4,989
Increases due to current year tax positions	3,791	2,281
Decreases due to prior year tax positions	—	—
Balance, end of year	$11,061	$7,270

The Company has considered the amounts and probabilities of the outcomes that can be realized upon ultimate settlement with the tax authorities and determined unrecognized tax benefits should be established of $11.1 million, $7.3 million as of December 31, 2022 and 2021, respectively. The Company’s effective income tax rate would not be impacted if the unrecognized tax benefits are recognized. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.

The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense. There were no accrued interest and penalties associated with uncertain tax positions as of December 31, 2022. The Company’s tax returns for all years since inception are open for audit.

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid.

On March 27, 2020, the President of the United States signed the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) into law. The CARES Act broadly provides entities tax payment relief and significant business incentives and makes certain technical corrections to the 2017 Tax Cuts and Jobs Act, or the Tax Act. The tax relief measures for entities include a five-year net operating loss carry back, increases interest expense deduction limits, acceleration of alternative minimum tax credit refunds, payroll tax relief, and a technical correction to allow accelerated deductions for qualified improvement property. On December 27, 2020, Congress passed, and President Trump signed into law, the Consolidated Appropriations Act, 2021 (the “Act”), which includes certain business tax provisions. ASC Topic 740, Income Taxes, requires the effect of changes in tax law be recognized in the period in which new legislation is enacted. The enactment of the CARES Act and Consolidated Appropriations Act, 2021 did not have a material impact on the Company’s consolidated financial position and results of operations as of December 31, 2022.

PRIVETERRA ACQUISITION CORP.
INCOME TAX

NOTE 10. INCOME TAXES

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$25,360
Startup Costs	1,231,442	364,454
Unrealized gain/loss - Trust	(588,900)	—
Total deferred tax assets	642,542	389,814
Valuation allowance	(1,231,441)	(389,814)
Deferred tax assets, net of allowance	$(588,899)	$—

The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$230,537	$—
Deferred	(119,370)	(389,814)
State
Current	$63,893	$
Deferred	(133,358)	—
Change in valuation allowance	841,627	389,814
Provision for income taxes	$883,329	$—

As of December 31, 2022 and 2021, the Company had $0 and $120,763, respectively, of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $841,627 and $389,814, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	5.5%	0.0%
State tax credit	(0.2)%	0.0%
Deferred tax liability change in rate	(1.4)%	0.0%
Business combination expense	0.7%	0.0%
Penalties and interest	0.1%	0.0%
Offering costs	0.0%	1.7%
Change in fair value of warrant liability	(24.5)%	(27.4)%
Reduction in deferred underwriting fee	(0.6)%	0.0%
Valuation allowance	11.6%	4.7%
Income tax provision	12.2%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.